CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 860	¥ 496
Other non-current assets, allowance for doubtful accounts	¥ 515	¥ 506
Common stock, authorized	480,000,000	480,000,000
Common stock, issued	145,075,080	145,075,080
Treasury stock, shares	10,393,522	8,240,496